Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Investments, All Other Investments [Abstract]
Carrying and fair values of financial instruments [Table Text Block]
The carrying values and fair values of certain financial instruments where only a portion of the ending balance at December 31, 2011 and 2010 was carried at fair value are presented in the table below.

Fair Value of Financial Instruments

	December 31
	2011		2010
(Dollars in millions)	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Held-to-maturity debt securities	$35,265	$35,442	$427	$427
Loans	870,520	843,392	876,739	861,695
Financial liabilities
Deposits	1,033,041	1,033,248	1,010,430	1,010,460
Long-term debt	372,265	343,211	448,431	441,672